Lease (Tables)	12 Months Ended
Oct. 31, 2025
Leases [Abstract]
Schedule of Leases Cost

Supplemental balance sheet information related to operating leases was as follows:

	As of October 31,
	2025	2024
Operating lease assets, net	$154,556	$67,934
ROU assets	316,234	174,344
Accumulated amortization	(161,678)	(106,410)
Operating lease liabilities – current	52,217	6,382
Operating lease liabilities – non-current	54,331	13,550
Total operating lease liabilities	$106,548	$19,932
	As of October 31,
	2025	2024
Finance lease assets, net	$—	$43,520
Vehicle	—	74,606
Accumulated amortization	—	(31,086)
Finance lease liabilities – current	—	21,893
Finance lease liabilities – non-current	—	—
Total finance lease liabilities	$—	$21,893
	For the years ended October 31,
	2025	2024	2023
Financing cash payments for finance leases	$21,598	$23,659	$24,067
	For the years ended October 31,
	2025	2024	2023
Operating lease	$139,933	$—	$32,742

Schedule of Maturities of Lease Liabilities

The following is a schedule, by years, of maturities of lease liabilities as of October 31, 2025:

Year ended October 31,	Operating Leases
2025	$56,204
2026	56,204
2027	—
Total lease payments	112,408
Less: Imputed interest	5,860
Present value of lease liabilities	106,548
Less: Current lease liabilities	52,217
Long-term lease liabilities	54,331